Equity Instruments at Fair Value Through Profit or Loss. Prisma Medios De Pago Sa - Summary of Equity Instruments at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	$ 3,781,006	$ 7,876,588
TOTAL EQUITY INSTRUMENTS	3,781,006	7,876,588
Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	3,711,008	7,859,038
Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	69,998	17,550
Prisma Medios de Pago SA [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	7,510,821
Other [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	690	26,251
Other [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	20,668	2,866
Level 3 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	3,713,516	7,861,712
Level 3 [member] | Prisma Medios de Pago SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	3,392,574	7,510,822
Level 3 [member] | Mercado Abierto Electrnico SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	205,855	217,692
Level 3 [member] | Matba Rofex SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	31,398	32,063
Level 3 [member] | COELSA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	37,595	29,450
Level 3 [member] | Mercado a Termino Rosario SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	7,414	6,503
Level 3 [member] | SEDESA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	15,316	17,634
Level 3 [member] | Provincanje SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	8,857	9,423
Level 3 [member] | Sanatorio Las Lomas SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	694	1,048
Level 3 [member] | AC Inversora SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	10,178	8,134
Level 3 [member] | San Juan Tennis Club SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	437	18
Level 1 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	67,490	14,876
Level 1 [member] | Banco Latinoamericano de Comercio Exterior SA [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	12,457	$ 14,684
Level 1 [member] | Cedear McDonald [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	4,839
Level 1 [member] | Cedear Berkshire Hathaway Inc [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	4,818
Level 1 [member] | Cedear Pepsico [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	4,799
Level 1 [member] | Cedear Microsoft [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	4,688
Level 1 [member] | Cedear Alphabet Inc. CA [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	4,537
Level 1 [member] | Cedear Nvidia Corp [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	3,411
Level 1 [member] | Cedear Wells FC [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	3,289
Level 1 [member] | Cedear Bank of America Corp [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	3,259
Level 1 [member] | Cedear Exxon Mob [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	$ 3,233